Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current Assets
Cash and cash equivalents	$ 49,199	$ 73,003
Short-term investments	56,910	23,466
Trade and other receivables	676	1,311
Inventories	11,018	8,710
Due from a related party	11	92
Income tax receivable	534
Prepaids and deposits	4,456	4,250
Current Assets, Total	122,804	110,832
Non-current Assets
Long-term prepaids and deposits	954	959
Reclamation deposits	5,712	5,054
Investment in an associate	38,001	8,517
Other investments	6,132	1,207
Plant and equipment	71,211	65,201
Mineral rights and properties	232,080	206,200
TOTAL ASSETS	476,894	397,970
Current Liabilities
Accounts payable and accrued liabilities	25,198	30,374
Deposits received	6,806	6,798
Income tax payable	303	2,985
Current Liabilities, Total	32,307	40,157
Non-current Liabilities
Deferred income tax liabilities	33,310	27,692
Environmental rehabilitation	13,098	12,186
Total Liabilities	78,715	80,035
Equity
Share capital	228,729	232,155
Share option reserve	14,690	13,325
Reserves	25,409	25,409
Accumulated other comprehensive loss	(25,875)	(50,419)
Retained earnings	86,283	42,651
Total equity attributable to the equity holders of the Company	329,236	263,121
Non-controlling interests	68,943	54,814
Total Equity	398,179	317,935
TOTAL LIABILITIES AND EQUITY	$ 476,894	$ 397,970